UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

August 31, 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001-2003 and 2011-2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Global Equity Value Fund (the Fund) Class A shares returned 10.28% excluding sales charges for the six-month period that ended August 31, 2016.

■	During the same time period, the Fund underperformed the MSCI World Value Index (Net), which returned 13.46%, as well as the MSCI World Index (Net), which returned 12.51%.

Average Annual Total Returns (%) (for period ended August 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/20/95
Excluding sales charges		10.28	1.15	8.88	4.13
Including sales charges		3.93	-4.66	7.59	3.52
Class B	05/14/84
Excluding sales charges		9.90	0.47	8.08	3.35
Including sales charges		4.90	-4.44	7.78	3.35
Class C	06/26/00
Excluding sales charges		9.89	0.39	8.07	3.35
Including sales charges		8.89	-0.59	8.07	3.35
Class I	03/04/04	10.61	1.63	9.33	4.58
Class K	03/20/95	10.31	1.28	9.02	4.29
Class R*	12/11/06	10.16	0.98	8.63	3.89
Class R4*	12/11/06	10.47	1.48	9.08	4.24
Class R5*	12/11/06	10.49	1.54	9.26	4.51
Class W*	12/01/06	10.31	1.15	8.83	4.10
Class Y*	02/28/13	10.48	1.66	9.22	4.29
Class Z*	09/27/10	10.40	1.40	9.16	4.29
MSCI World Value Index (Net)		13.46	6.95	8.76	3.16
MSCI World Index (Net)		12.51	6.68	9.51	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the oldest share class of the Fund, Class B, are no longer available, Class A shares of the Fund were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 819 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI World Index.

The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Value Index (Net) and the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2016)
Exxon Mobil Corp. (United States)	3.1
JPMorgan Chase & Co. (United States)	2.7
Philip Morris International, Inc. (United States)	2.3
Schlumberger Ltd. (United States)	2.0
PepsiCo, Inc. (United States)	1.9
BlackRock, Inc. (United States)	1.9
Cisco Systems, Inc. (United States)	1.7
Microsoft Corp. (United States)	1.7
American Tower Corp. (United States)	1.6
EOG Resources, Inc. (United States)	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity Sector Breakdown (%) (at August 31, 2016)
Consumer Discretionary	12.4
Consumer Staples	8.7
Energy	12.9
Financials	28.2
Health Care	8.8
Industrials	10.7
Information Technology	9.7
Materials	4.1
Telecommunication Services	1.9
Utilities	2.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Fred Copper, CFA

Melda Mergen, CFA, CAIA

Peter Santoro, CFA

Peter Schroeder, CFA*

*	Effective July 2016, Mr. Schroeder was named a Portfolio Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016	3

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2016)
Canada	1.0
China	0.5
France	5.6
Germany	2.6
Ireland	1.0
Israel	0.6
Italy	0.6
Japan	9.2
Netherlands	1.7
Norway	1.2
Singapore	0.6
South Korea	0.9
Spain	2.5
Sweden	2.5
United Kingdom	7.4
United States(a)	62.1
Total	100.0

Country Breakdown is based on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other criteria in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2016, the Fund invested 46.6% in foreign companies in accordance with its principal investment strategy.

(a)	Includes investments in Money Market Funds.

4	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2016 – August 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,102.80	1,019.21	6.31	6.06	1.19
Class B	1,000.00	1,000.00	1,099.00	1,015.43	10.26	9.86	1.94
Class C	1,000.00	1,000.00	1,098.90	1,015.43	10.26	9.86	1.94
Class I	1,000.00	1,000.00	1,106.10	1,021.37	4.03	3.87	0.76
Class K	1,000.00	1,000.00	1,103.10	1,019.81	5.67	5.45	1.07
Class R	1,000.00	1,000.00	1,101.60	1,017.95	7.63	7.32	1.44
Class R4	1,000.00	1,000.00	1,104.70	1,020.47	4.99	4.79	0.94
Class R5	1,000.00	1,000.00	1,104.90	1,021.07	4.35	4.18	0.82
Class W	1,000.00	1,000.00	1,103.10	1,019.21	6.31	6.06	1.19
Class Y	1,000.00	1,000.00	1,104.80	1,021.32	4.09	3.92	0.77
Class Z	1,000.00	1,000.00	1,104.00	1,020.47	4.99	4.79	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	5

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.2%
Issuer	Shares	Value ($)
CANADA 1.0%
Suncor Energy, Inc.	304,140	8,245,235

CHINA 0.5%
58.Com, Inc., ADR(a)	86,228	3,923,374

FRANCE 5.6%
Aperam SA	122,366	5,050,248

AXA SA	470,018	9,866,981

BNP Paribas SA	220,906	11,237,512

Casino Guichard Perrachon SA	127,739	6,318,563

CNP Assurances	391,466	6,301,016

Sanofi	81,087	6,247,279

Total		45,021,599

GERMANY 2.6%
Allianz SE, Registered Shares	55,333	8,242,867

Covestro AG	118,359	6,162,860

Duerr AG	75,868	6,414,725

Total		20,820,452

IRELAND 1.0%
Medtronic PLC	93,742	8,158,366

ISRAEL 0.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	2,243,628	4,503,295

ITALY 0.5%
Ei Towers SpA(a)	85,421	4,477,342

JAPAN 9.2%
Daiichikosho Co., Ltd.	97,400	3,775,471

Daito Trust Construction Co., Ltd.	29,100	4,286,571

Fuji Heavy Industries Ltd.	235,700	9,381,380

Hitachi Capital Corp.	210,300	4,382,530

Hoya Corp.	176,600	6,849,572

ITOCHU Corp.	759,300	8,966,503

Nippon Telegraph & Telephone Corp.	246,600	10,842,773

Nishi-Nippon City Bank Ltd. (The)	2,530,000	5,268,944

ORIX Corp.	381,800	5,502,088

Starts Corp., Inc.	247,300	4,249,908

Sumitomo Mitsui Financial Group, Inc.	298,200	10,431,668

Total		73,937,408

Common Stocks (continued)
Issuer	Shares	Value ($)
NETHERLANDS 1.7%
ING Groep NV	661,852	8,283,310

Koninklijke Ahold Delhaize NV	221,777	5,310,038

Total		13,593,348

NORWAY 1.2%
BW LPG Ltd.	2,143,182	5,658,396

Kongsberg Automotive ASA(a)	5,674,488	4,119,967

Total		9,778,363

SINGAPORE 0.6%
DBS Group Holdings Ltd.	430,600	4,730,907

SOUTH KOREA 0.9%
Hyundai Home Shopping Network Corp.	67,447	7,434,311

SPAIN 2.5%
ACS Actividades de Construccion y Servicios SA	375,528	10,641,717

Endesa SA	456,964	9,307,498

Total		19,949,215

SWEDEN 2.5%
Hemfosa Fastigheter AB	745,019	8,245,934

Nordea Bank AB	1,193,779	11,671,929

Total		19,917,863

UNITED KINGDOM 7.4%
BHP Billiton PLC	766,874	9,968,492

BP PLC, ADR	219,503	7,432,372

Inchcape PLC	937,276	8,633,945

Intermediate Capital Group PLC	905,951	7,078,411

John Wood Group PLC	730,814	6,684,087

Paysafe Group PLC(a)	1,436,165	8,235,722

Royal Dutch Shell PLC, Class A	465,746	11,378,707

Total		59,411,736

UNITED STATES 60.4%
Aetna, Inc.	76,643	8,976,428

Alexion Pharmaceuticals, Inc.(a)	13,090	1,647,507

Alphabet, Inc., Class C(a)	12,026	9,224,543

Altria Group, Inc.	174,493	11,532,242

American Tower Corp.	112,600	12,766,588

Bank of New York Mellon Corp. (The)	296,984	12,375,323

Berkshire Hathaway, Inc., Class B(a)	78,148	11,760,493

Biogen, Inc.(a)	6,490	1,983,539

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

BioMarin Pharmaceutical, Inc.(a)	23,570	2,212,987

BlackRock, Inc.	41,140	15,337,404

Carlisle Companies, Inc.	101,920	10,687,331

Celgene Corp.(a)	18,740	2,000,308

Cisco Systems, Inc.	437,294	13,748,523

Citigroup, Inc.	182,618	8,718,183

Coach, Inc.	263,516	10,061,041

Comcast Corp., Class A	185,003	12,073,296

CVS Health Corp.	128,386	11,991,252

Delta Air Lines, Inc.	123,704	4,546,122

DISH Network Corp., Class A(a)	178,056	8,943,753

Duke Realty Corp.	344,040	9,674,405

Eastman Chemical Co.	170,768	11,593,440

EOG Resources, Inc.	141,047	12,481,249

Exxon Mobil Corp.	285,173	24,849,975

Foot Locker, Inc.	141,290	9,274,276

Home Depot, Inc. (The)	83,134	11,149,932

Honeywell International, Inc.	82,874	9,672,225

Invesco Ltd.	325,470	10,151,409

JPMorgan Chase & Co.	320,181	21,612,218

L-3 Communications Holdings, Inc.	53,510	7,963,358

Laboratory Corp. of America Holdings(a)	89,137	12,205,530

Lam Research Corp.	89,713	8,372,017

Leidos Holdings, Inc.	184,845	7,488,074

Lockheed Martin Corp.	34,490	8,380,035

MasterCard, Inc., Class A	92,804	8,967,651

Microsoft Corp.	230,605	13,250,563

Morgan Stanley	313,290	10,044,077

PepsiCo, Inc.	144,921	15,470,317

PG&E Corp.	190,452	11,796,597

Philip Morris International, Inc.	185,014	18,488,449

Public Storage	32,512	7,280,737

Quotient Ltd.(a)	409,714	2,511,547

Schlumberger Ltd.	202,304	15,982,016

Common Stocks (continued)
Issuer	Shares	Value ($)

Thermo Fisher Scientific, Inc.	54,032	8,223,130

TJX Companies, Inc. (The)	130,463	10,103,055

United Parcel Service, Inc., Class B	88,900	9,709,658

Xylem, Inc.	172,148	8,755,447

Zimmer Biomet Holdings, Inc.	68,110	8,827,737

Total		484,865,987

Total Common Stocks
(Cost: $708,202,781)		788,768,801

Convertible Preferred Stocks 1.2%
UNITED STATES 1.2%

Hess Corp., 8.000%	149,000	9,854,860

Total Convertible Preferred Stocks
(Cost: $8,007,796)		9,854,860

Warrants —%
UNITED STATES —%

HealthSouth Corp.(a)	2,580	6,450

Total Warrants
(Cost: $—)		6,450

Money Market Funds 0.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.415%(b)(c)	3,921,805	3,921,805

Total Money Market Funds
(Cost: $3,921,805)		3,921,805

Total Investments
(Cost: $720,132,382)		802,551,916

Other Assets & Liabilities, Net		612,044

Net Assets		803,163,960

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

BNP Paribas	10/27/2016	10,073,000 EUR	11,238,748 USD	—	(24,147)

BNP Paribas	10/27/2016	9,129,000 ILS	2,405,914 USD	—	(13,470)

BNP Paribas	10/27/2016	8,081,608,000 KRW	7,221,524 USD	—	(17,786)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

BNP Paribas	10/27/2016	60,263,000 NOK	7,222,878 USD	—	(10,024)

BNP Paribas	10/27/2016	95,643,000 SEK	11,204,006 USD	848	—

BNP Paribas	10/27/2016	21,613,332 USD	28,837,000 AUD	29,126	—

BNP Paribas	10/27/2016	16,000,793 USD	20,994,000 CAD	12,571	—

BNP Paribas	10/27/2016	13,619,356 USD	13,377,000 CHF	26,425	—

BNP Paribas	10/27/2016	2,408,351 USD	16,069,000 DKK	6,050	—

BNP Paribas	10/27/2016	2,414,674 USD	1,841,000 GBP	5,817	—

Total				80,837	(65,427)

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at August 31, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,592,599	81,915,721	(84,586,515)	3,921,805	13,913	3,921,805

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA GLOBAL EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Canada	8,245,235	—	—	8,245,235

China	3,923,374	—	—	3,923,374

France	—	45,021,599	—	45,021,599

Germany	—	20,820,452	—	20,820,452

Ireland	8,158,366	—	—	8,158,366

Israel	—	4,503,295	—	4,503,295

Italy	—	4,477,342	—	4,477,342

Japan	—	73,937,408	—	73,937,408

Netherlands	—	13,593,348	—	13,593,348

Norway	—	9,778,363	—	9,778,363

Singapore	—	4,730,907	—	4,730,907

South Korea	—	7,434,311	—	7,434,311

Spain	—	19,949,215	—	19,949,215

Sweden	—	19,917,863	—	19,917,863

United Kingdom	7,432,372	51,979,364	—	59,411,736

United States	484,865,987	—	—	484,865,987

Total Common Stocks	512,625,334	276,143,467	—	788,768,801

Convertible Preferred Stocks	9,854,860	—	—	9,854,860

Warrants

United States	6,450	—	—	6,450

Investments measured at net asset value

Money Market Funds	—	—	—	3,921,805

Total Investments	522,486,644	276,143,467	—	802,551,916

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	80,837	—	80,837

Liabilities

Forward Foreign Currency Exchange Contracts	—	(65,427)	—	(65,427)

Total	522,486,644	276,158,877	—	802,567,326

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $716,210,577)	$798,630,111

Affiliated issuers (identified cost $3,921,805)	3,921,805

Total investments (identified cost $720,132,382)	802,551,916

Unrealized appreciation on forward foreign currency exchange contracts	80,837

Receivable for:

Investments sold	208,893

Capital shares sold	643,807

Dividends	1,777,209

Foreign tax reclaims	332,161

Prepaid expenses	5,592

Other assets	32,018

Total assets	805,632,433

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	65,427

Payable for:

Investments purchased	907,716

Capital shares purchased	1,099,263

Management services fees	15,445

Distribution and/or service fees	5,376

Transfer agent fees	89,125

Plan administration fees	1,038

Compensation of board members	211,497

Other expenses	73,586

Total liabilities	2,468,473

Net assets applicable to outstanding capital stock	$803,163,960

Represented by

Paid-in capital	$807,676,027

Undistributed net investment income	5,958,637

Accumulated net realized loss	(92,904,982)

Unrealized appreciation (depreciation) on:

Investments	82,419,534

Foreign currency translations	(666)

Forward foreign currency exchange contracts	15,410

Total — representing net assets applicable to outstanding capital stock	$803,163,960

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2016 (Unaudited)

Class A

Net assets	$685,039,813

Shares outstanding	59,931,722

Net asset value per share	$11.43

Maximum offering price per share(a)	$12.13

Class B

Net assets	$3,075,408

Shares outstanding	267,295

Net asset value per share	$11.51

Class C

Net assets	$21,208,750

Shares outstanding	1,876,377

Net asset value per share	$11.30

Class I

Net assets	$2,364

Shares outstanding	213

Net asset value per share(b)	$11.12

Class K

Net assets	$4,486,702

Shares outstanding	390,998

Net asset value per share	$11.47

Class R

Net assets	$925,237

Shares outstanding	81,103

Net asset value per share	$11.41

Class R4

Net assets	$187,017

Shares outstanding	16,293

Net asset value per share	$11.48

Class R5

Net assets	$255,689

Shares outstanding	22,385

Net asset value per share	$11.42

Class W

Net assets	$6,873

Shares outstanding	597

Net asset value per share	$11.51

Class Y

Net assets	$12,774

Shares outstanding	1,145

Net asset value per share	$11.16

Class Z

Net assets	$87,963,333

Shares outstanding	7,686,151

Net asset value per share	$11.44

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$19,096,791

Dividends — affiliated issuers	13,913

Foreign taxes withheld	(960,830)

Total income	18,149,874

Expenses:

Management services fees	2,910,001

Distribution and/or service fees

Class A	877,176

Class B	17,909

Class C	109,389

Class R	2,273

Class W	10

Transfer agent fees

Class A	660,393

Class B	3,375

Class C	20,593

Class K	1,103

Class R	855

Class R4	146

Class R5	59

Class W	7

Class Z	84,019

Plan administration fees

Class K	5,500

Compensation of board members	34,498

Custodian fees	29,201

Printing and postage fees	73,552

Registration fees	60,065

Audit fees	14,785

Legal fees	7,900

Other	81,175

Total expenses	4,993,984

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,059)

Expense reductions	(9,510)

Total net expenses	4,921,415

Net investment income	13,228,459

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	16,727,627

Foreign currency translations	(24,986)

Forward foreign currency exchange contracts	297,547

Options purchased	(399,144)

Net realized gain	16,601,044

Net change in unrealized appreciation (depreciation) on:

Investments	51,707,210

Foreign currency translations	14,590

Forward foreign currency exchange contracts	(247,931)

Net change in unrealized appreciation	51,473,869

Net realized and unrealized gain	68,074,913

Net increase in net assets resulting from operations	$81,303,372

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
Operations

Net investment income	$13,228,459	$14,116,374

Net realized gain (loss)	16,601,044	(49,954,968)

Net change in unrealized appreciation (depreciation)	51,473,869	(122,761,193)

Net increase (decrease) in net assets resulting from operations	81,303,372	(158,599,787)

Distributions to shareholders

Net investment income

Class A	(7,604,144)	(17,384,806)

Class B	(24,685)	(87,420)

Class C	(159,363)	(363,864)

Class I	(72,463)	(315,473)

Class K	(50,156)	(100,575)

Class R	(8,858)	(20,471)

Class R4	(1,886)	(4,810)

Class R5	(2,850)	(2,757)

Class W	(86)	(280)

Class Y	(29)	(62)

Class Z	(1,074,311)	(2,436,437)

Net realized gains

Class A	—	(17,975,933)

Class B	—	(145,977)

Class C	—	(587,278)

Class I	—	(166,259)

Class K	—	(97,361)

Class R	—	(24,139)

Class R4	—	(4,340)

Class R5	—	(1,774)

Class W	—	(287)

Class Y	—	(53)

Class Z	—	(2,247,534)

Total distributions to shareholders	(8,998,831)	(41,967,890)

Decrease in net assets from capital stock activity	(75,065,714)	(45,935,003)

Proceeds from regulatory settlements (Note 6)	—	537,100

Total decrease in net assets	(2,761,173)	(245,965,580)

Net assets at beginning of period	805,925,133	1,051,890,713

Net assets at end of period	$803,163,960	$805,925,133

Undistributed net investment income	$5,958,637	$1,729,009

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	624,353	6,980,441	1,675,355	20,003,173

Distributions reinvested	630,023	6,972,536	2,652,106	32,429,549

Redemptions	(5,471,653)	(61,493,530)	(9,008,888)	(107,836,493)

Net decrease	(4,217,277)	(47,540,553)	(4,681,427)	(55,403,771)

Class B shares

Subscriptions	90	1,005	3,276	41,004

Distributions reinvested	2,115	23,568	17,762	220,484

Redemptions(a)	(114,481)	(1,295,152)	(383,594)	(4,714,426)

Net decrease	(112,276)	(1,270,579)	(362,556)	(4,452,938)

Class C shares

Subscriptions	29,922	329,140	128,920	1,536,492

Distributions reinvested	12,341	135,019	67,237	815,144

Redemptions	(221,762)	(2,460,546)	(418,552)	(4,968,268)

Net decrease	(179,499)	(1,996,387)	(222,395)	(2,616,632)

Class I shares

Subscriptions	—	—	1,949,302	23,746,789

Distributions reinvested	6,663	72,432	42,908	481,606

Redemptions	(1,841,598)	(20,234,257)	(157,275)	(1,783,736)

Net increase (decrease)	(1,834,935)	(20,161,825)	1,834,935	22,444,659

Class K shares

Subscriptions	19,747	223,660	50,794	584,975

Distributions reinvested	4,513	50,131	16,148	197,829

Redemptions	(17,883)	(201,784)	(43,202)	(529,080)

Net increase	6,377	72,007	23,740	253,724

Class R shares

Subscriptions	6,204	70,110	17,533	207,204

Distributions reinvested	716	7,910	3,431	41,832

Redemptions	(5,207)	(58,489)	(27,500)	(309,584)

Net increase (decrease)	1,713	19,531	(6,536)	(60,548)

Class R4 shares

Subscriptions	6,801	76,623	3,662	42,159

Distributions reinvested	168	1,860	739	9,051

Redemptions	(691)	(7,944)	(9,977)	(103,823)

Net increase (decrease)	6,278	70,539	(5,576)	(52,613)

Class R5 shares

Subscriptions	9,512	106,040	17,964	222,046

Distributions reinvested	255	2,822	378	4,416

Redemptions	(5,482)	(60,631)	(2,179)	(27,380)

Net increase	4,285	48,231	16,163	199,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA GLOBAL EQUITY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2016 (Unaudited)		Year Ended February 29, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Distributions reinvested	6	63	38	466

Redemptions	(429)	(4,856)	(64)	(668)

Net decrease	(423)	(4,793)	(26)	(202)

Class Y shares

Subscriptions	952	10,446	—	—

Redemptions	(1)	(11)	—	—

Net increase	951	10,435	—	—

Class Z shares

Subscriptions	196,145	2,215,991	323,821	3,931,574

Distributions reinvested	75,398	834,891	295,614	3,614,473

Redemptions	(653,583)	(7,363,202)	(1,145,146)	(13,791,811)

Net decrease	(382,040)	(4,312,320)	(525,711)	(6,245,764)

Total net decrease	(6,706,846)	(75,065,714)	(3,929,389)	(45,935,003)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.48		$13.00		$13.78		$11.82		$10.72		$11.02		$9.63

Income from investment operations:

Net investment income	0.18		0.18		0.22		0.14		0.15		0.11		0.10

Net realized and unrealized gain (loss)	0.89		(2.17)		0.97		2.45		1.11		(0.33)		1.40

Total from investment operations	1.07		(1.99)		1.19		2.59		1.26		(0.22)		1.50

Less distributions to shareholders:

Net investment income	(0.12)		(0.26)		(0.16)		(0.14)		(0.16)		(0.08)		(0.11)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—		—		—

Total distributions to shareholders	(0.12)		(0.53)		(1.97)		(0.63)		(0.16)		(0.08)		(0.11)

Net asset value, end of period	$11.43		$10.48		$13.00		$13.78		$11.82		$10.72		$11.02

Total return	10.28%		(15.81	%)(b)	9.06%		22.21%		11.94%		(1.87%)		15.67%

Ratios to average net assets(c)

Total gross expenses	1.21	%(d)	1.18%		1.17%		1.19%		1.26%		1.22	%(d)	1.11%

Total net expenses(e)	1.19	%(d)(f)	1.18	%(f)	1.17	%(f)	1.18	%(f)	1.16	%(f)	1.12	%(d)(f)	1.11%

Net investment income	3.16	%(d)	1.48%		1.66%		1.06%		1.41%		1.18	%(d)	1.07%

Supplemental data

Net assets, end of period (in thousands)	$685,040		$672,100		$894,934		$925,249		$587,324		$595,255		$729,078

Portfolio turnover	17%		143%		61%		61%		49%		21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.55		$13.08		$13.85		$11.89		$10.77		$11.08		$9.67

Income from investment operations:

Net investment income	0.13		0.08		0.11		0.04		0.07		0.04		0.03

Net realized and unrealized gain (loss)	0.91		(2.17)		0.99		2.45		1.13		(0.33)		1.40

Total from investment operations	1.04		(2.09)		1.10		2.49		1.20		(0.29)		1.43

Less distributions to shareholders:

Net investment income	(0.08)		(0.17)		(0.06)		(0.04)		(0.08)		(0.02)		(0.02)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—		—		—

Total distributions to shareholders	(0.08)		(0.44)		(1.87)		(0.53)		(0.08)		(0.02)		(0.02)

Net asset value, end of period	$11.51		$10.55		$13.08		$13.85		$11.89		$10.77		$11.08

Total return	9.90%		(16.42	%)(b)	8.27%		21.16%		11.18%		(2.58%)		14.84%

Ratios to average net assets(c)

Total gross expenses	1.95	%(d)	1.93%		1.91%		1.94%		2.00%		1.96	%(d)	1.86%

Total net expenses(e)	1.94	%(d)(f)	1.93	%(f)	1.91	%(f)	1.93	%(f)	1.91	%(f)	1.88	%(d)(f)	1.86%

Net investment income	2.35	%(d)	0.65%		0.79%		0.32%		0.63%		0.41	%(d)	0.30%

Supplemental data

Net assets, end of period (in thousands)	$3,075		$4,003		$9,711		$15,807		$12,730		$19,003		$32,311

Portfolio turnover	17%		143%		61%		61%		49%		21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$10.36		$12.86		$13.65		$11.72		$10.62		$10.93		$9.55

Income from investment operations:

Net investment income	0.14		0.09		0.12		0.05		0.07		0.04		0.03

Net realized and unrealized gain (loss)	0.88		(2.15)		0.96		2.41		1.11		(0.32)		1.38

Total from investment operations	1.02		(2.06)		1.08		2.46		1.18		(0.28)		1.41

Less distributions to shareholders:

Net investment income	(0.08)		(0.17)		(0.06)		(0.04)		(0.08)		(0.03)		(0.03)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—		—		—

Total distributions to shareholders	(0.08)		(0.44)		(1.87)		(0.53)		(0.08)		(0.03)		(0.03)

Net asset value, end of period	$11.30		$10.36		$12.86		$13.65		$11.72		$10.62		$10.93

Total return	9.89%		(16.47	%)(b)	8.25%		21.23%		11.20%		(2.56%)		14.82%

Ratios to average net assets(c)

Total gross expenses	1.96	%(d)	1.93%		1.92%		1.93%		2.01%		1.97	%(d)	1.86%

Total net expenses(e)	1.94	%(d)(f)	1.93	%(f)	1.92	%(f)	1.93	%(f)	1.91	%(f)	1.88	%(d)(f)	1.86%

Net investment income	2.41	%(d)	0.71%		0.90%		0.39%		0.66%		0.44	%(d)	0.32%

Supplemental data

Net assets, end of period (in thousands)	$21,209		$21,304		$29,304		$31,265		$4,147		$4,203		$4,977

Portfolio turnover	17%		143%		61%		61%		49%		21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class I	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.19		$12.67		$13.47	$11.59	$10.51	$11.03		$9.64

Income from investment operations:

Net investment income	0.21		0.19		0.26	0.20	0.19	0.14		0.14

Net realized and unrealized gain (loss)	0.87		(2.08)		0.97	2.38	1.10	(0.36)		1.40

Total from investment operations	1.08		(1.89)		1.23	2.58	1.29	(0.22)		1.54

Less distributions to shareholders:

Net investment income	(0.15)		(0.32)		(0.22)	(0.21)	(0.21)	(0.30)		(0.15)

Net realized gains	—		(0.27)		(1.81)	(0.49)	—	—		—

Total distributions to shareholders	(0.15)		(0.59)		(2.03)	(0.70)	(0.21)	(0.30)		(0.15)

Net asset value, end of period	$11.12		$10.19		$12.67	$13.47	$11.59	$10.51		$11.03

Total return	10.61%		(15.50	%)(b)	9.66%	22.63%	12.46%	(1.59%)		16.18%

Ratios to average net assets(c)

Total gross expenses	0.76	%(d)	0.75%		0.69%	0.69%	0.78%	0.74	%(d)	0.63%

Total net expenses(e)	0.76	%(d)	0.75%		0.69%	0.69%	0.75%	0.69	%(d)	0.63%

Net investment income	3.85	%(d)	1.71%		1.92%	1.57%	1.83%	1.52	%(d)	1.50%

Supplemental data

Net assets, end of period (in thousands)	$2		$18,705		$3	$16	$10	$9		$10

Portfolio turnover	17%		143%		61%	61%	49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class K	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.52		$13.05		$13.82	$11.86	$10.75	$11.05		$9.65

Income from investment operations:

Net investment income	0.19		0.20		0.24	0.16	0.17	0.11		0.12

Net realized and unrealized gain (loss)	0.89		(2.18)		0.98	2.45	1.12	(0.32)		1.40

Total from investment operations	1.08		(1.98)		1.22	2.61	1.29	(0.21)		1.52

Less distributions to shareholders:

Net investment income	(0.13)		(0.28)		(0.18)	(0.16)	(0.18)	(0.09)		(0.12)

Net realized gains	—		(0.27)		(1.81)	(0.49)	—	—		—

Total distributions to shareholders	(0.13)		(0.55)		(1.99)	(0.65)	(0.18)	(0.09)		(0.12)

Net asset value, end of period	$11.47		$10.52		$13.05	$13.82	$11.86	$10.75		$11.05

Total return	10.31%		(15.70	%)(b)	9.25%	22.31%	12.13%	(1.81%)		15.94%

Ratios to average net assets(c)

Total gross expenses	1.07	%(d)	1.04%		1.03%	1.04%	1.08%	1.03	%(d)	0.92%

Total net expenses(e)	1.07	%(d)	1.04%		1.03%	1.04%	1.05%	0.97	%(d)	0.92%

Net investment income	3.30	%(d)	1.63%		1.81%	1.22%	1.55%	1.14	%(d)	1.26%

Supplemental data

Net assets, end of period (in thousands)	$4,487		$4,045		$4,710	$4,514	$3,394	$2,762		$13,828

Portfolio turnover	17%		143%		61%	61%	49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.46		$12.98		$13.76		$11.82		$10.72	$11.02		$9.63

Income from investment operations:

Net investment income	0.17		0.15		0.19		0.12		0.13	0.09		0.08

Net realized and unrealized gain (loss)	0.89		(2.17)		0.97		2.43		1.11	(0.33)		1.39

Total from investment operations	1.06		(2.02)		1.16		2.55		1.24	(0.24)		1.47

Less distributions to shareholders:

Net investment income	(0.11)		(0.23)		(0.13)		(0.12)		(0.14)	(0.06)		(0.08)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—	—		—

Total distributions to shareholders	(0.11)		(0.50)		(1.94)		(0.61)		(0.14)	(0.06)		(0.08)

Net asset value, end of period	$11.41		$10.46		$12.98		$13.76		$11.82	$10.72		$11.02

Total return	10.16%		(16.04	%)(b)	8.80%		21.88%		11.68%	(2.08%)		15.35%

Ratios to average net assets(c)

Total gross expenses	1.46	%(d)	1.43%		1.42%		1.43%		1.51%	1.47	%(d)	1.39%

Total net expenses(e)	1.44	%(d)(f)	1.43	%(f)	1.42	%(f)	1.43	%(f)	1.41%	1.38	%(d)	1.39%

Net investment income	2.92	%(d)	1.25%		1.46%		0.87%		1.18%	0.95	%(d)	0.78%

Supplemental data

Net assets, end of period (in thousands)	$925		$830		$1,115		$992		$38	$29		$34

Portfolio turnover	17%		143%		61%		61%		49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class R4	(Unaudited)		2016		2015		2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.52		$13.05		$13.82		$11.86		$10.74	$11.07		$9.64

Income from investment operations:

Net investment income	0.19		0.19		0.26		0.19		0.15	0.13		0.10

Net realized and unrealized gain (loss)	0.91		(2.15)		0.97		2.43		1.13	(0.34)		1.40

Total from investment operations	1.10		(1.96)		1.23		2.62		1.28	(0.21)		1.50

Less distributions to shareholders:

Net investment income	(0.14)		(0.30)		(0.19)		(0.17)		(0.16)	(0.12)		(0.07)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—	—		—

Total distributions to shareholders	(0.14)		(0.57)		(2.00)		(0.66)		(0.16)	(0.12)		(0.07)

Net asset value, end of period	$11.48		$10.52		$13.05		$13.82		$11.86	$10.74		$11.07

Total return	10.47%		(15.61	%)(b)	9.38%		22.45%		12.03%	(1.77%)		15.67%

Ratios to average net assets(c)

Total gross expenses	0.96	%(d)	0.93%		0.92%		0.94%		1.21%	1.29	%(d)	1.18%

Total net expenses(e)	0.94	%(d)(f)	0.93	%(f)	0.92	%(f)	0.93	%(f)	1.15%	0.92	%(d)	1.18%

Net investment income	3.43	%(d)	1.56%		1.93%		1.42%		1.43%	1.40	%(d)	1.07%

Supplemental data

Net assets, end of period (in thousands)	$187		$105		$203		$105		$8	$8		$8

Portfolio turnover	17%		143%		61%		61%		49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,			Year Ended February 29,		Year Ended March 31,
Class R5	(Unaudited)		2016		2015	2014	2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.47		$13.00		$13.78	$11.83	$10.73	$11.03		$9.63

Income from investment operations:

Net investment income	0.20		0.20		0.30	0.17	0.19	0.15		0.14

Net realized and unrealized gain (loss)	0.89		(2.15)		0.94	2.46	1.11	(0.33)		1.41

Total from investment operations	1.09		(1.95)		1.24	2.63	1.30	(0.18)		1.55

Less distributions to shareholders:

Net investment income	(0.14)		(0.31)		(0.21)	(0.19)	(0.20)	(0.12)		(0.15)

Net realized gains	—		(0.27)		(1.81)	(0.49)	—	—		—

Total distributions to shareholders	(0.14)		(0.58)		(2.02)	(0.68)	(0.20)	(0.12)		(0.15)

Net asset value, end of period	$11.42		$10.47		$13.00	$13.78	$11.83	$10.73		$11.03

Total return	10.49%		(15.55	%)(b)	9.48%	22.59%	12.34%	(1.53%)		16.26%

Ratios to average net assets(c)

Total gross expenses	0.82	%(d)	0.79%		0.79%	0.78%	0.83%	0.79	%(d)	0.67%

Total net expenses(e)	0.82	%(d)	0.79%		0.79%	0.78%	0.80%	0.73	%(d)	0.67%

Net investment income	3.57	%(d)	1.75%		2.23%	1.32%	1.78%	1.59	%(d)	1.49%

Supplemental data

Net assets, end of period (in thousands)	$256		$190		$25	$22	$1,149	$1,043		$1,066

Portfolio turnover	17%		143%		61%	61%	49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,					Year Ended February 29,		Year Ended March 31,
Class W	(Unaudited)		2016		2015		2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$10.55		$13.09		$13.86		$11.89		$10.76	$11.03		$9.63

Income from investment operations:

Net investment income	0.18		0.18		0.22		0.14		0.15	0.09		0.11

Net realized and unrealized gain (loss)	0.90		(2.18)		0.98		2.46		1.12	(0.33)		1.40

Total from investment operations	1.08		(2.00)		1.20		2.60		1.27	(0.24)		1.51

Less distributions to shareholders:

Net investment income	(0.12)		(0.27)		(0.16)		(0.14)		(0.14)	(0.03)		(0.11)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—	—		—

Total distributions to shareholders	(0.12)		(0.54)		(1.97)		(0.63)		(0.14)	(0.03)		(0.11)

Net asset value, end of period	$11.51		$10.55		$13.09		$13.86		$11.89	$10.76		$11.03

Total return	10.31%		(15.84	%)(b)	9.08%		22.16%		11.92%	(2.19%)		15.82%

Ratios to average net assets(c)

Total gross expenses	1.20	%(d)	1.17%		1.16%		1.19%		1.26%	1.13	%(d)	1.14%

Total net expenses(e)	1.19	%(d)(f)	1.17	%(f)	1.16	%(f)	1.18	%(f)	1.16%	1.10	%(d)(f)	1.14%

Net investment income	3.05	%(d)	1.49%		1.65%		1.08%		1.38%	0.89	%(d)	1.04%

Supplemental data

Net assets, end of period (in thousands)	$7		$11		$14		$19		$13	$25		$20,400

Portfolio turnover	17%		143%		61%		61%		49%	21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2016		2015	2014(a)
Per share data
Net asset value, beginning of period	$10.24		$12.71		$13.52	$11.61

Income from investment operations:

Net investment income	0.20		0.23		0.27	0.19

Net realized and unrealized gain (loss)	0.87		(2.11)		0.95	2.41

Total from investment operations	1.07		(1.88)		1.22	2.60

Less distributions to shareholders:

Net investment income	(0.15)		(0.32)		(0.22)	(0.20)

Net realized gains	—		(0.27)		(1.81)	(0.49)

Total distributions to shareholders	(0.15)		(0.59)		(2.03)	(0.69)

Net asset value, end of period	$11.16		$10.24		$12.71	$13.52

Total return	10.48%		(15.38	%)(b)	9.50%	22.76%

Ratios to average net assets(c)

Total gross expenses	0.77	%(d)	0.71%		0.72%	0.72%

Total net expenses(e)	0.77	%(d)	0.71%		0.72%	0.72%

Net investment income	3.71	%(d)	1.95%		2.01%	1.46%

Supplemental data

Net assets, end of period (in thousands)	$13		$2		$2	$6

Portfolio turnover	17%		143%		61%	61%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2016		Year Ended February 29,		Year Ended February 28,						Year Ended February 29,		Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$10.49		$13.02		$13.79		$11.84		$10.73		$11.03		$9.32

Income from investment operations:

Net investment income	0.19		0.21		0.26		0.19		0.18		0.15		0.06

Net realized and unrealized gain (loss)	0.90		(2.17)		0.97		2.42		1.12		(0.34)		1.72

Total from investment operations	1.09		(1.96)		1.23		2.61		1.30		(0.19)		1.78

Less distributions to shareholders:

Net investment income	(0.14)		(0.30)		(0.19)		(0.17)		(0.19)		(0.11)		(0.07)

Net realized gains	—		(0.27)		(1.81)		(0.49)		—		—		—

Total distributions to shareholders	(0.14)		(0.57)		(2.00)		(0.66)		(0.19)		(0.11)		(0.07)

Net asset value, end of period	$11.44		$10.49		$13.02		$13.79		$11.84		$10.73		$11.03

Total return	10.40%		(15.65	%)(c)	9.41%		22.40%		12.32%		(1.62%)		19.16%

Ratios to average net assets(d)

Total gross expenses	0.96	%(e)	0.93%		0.92%		0.93%		1.01%		0.96	%(e)	0.87	%(e)

Total net expenses(f)	0.94	%(e)(g)	0.93	%(g)	0.92	%(g)	0.93	%(g)	0.91	%(g)	0.86	%(e)(g)	0.87	%(e)

Net investment income	3.41	%(e)	1.72%		1.91%		1.41%		1.68%		1.67	%(e)	1.35	%(e)

Supplemental data

Net assets, end of period (in thousands)	$87,963		$84,630		$111,869		$115,642		$785		$552		$3

Portfolio turnover	17%		143%		61%		61%		49%		21%		37%

Notes to Financial Highlights

(a)	For the period from April 1, 2011 to February 29, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to February 29.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.05%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2016 (Unaudited)

Note 1. Organization

Columbia Global Equity Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities

28	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment

Semiannual Report 2016	29

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

30	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those

Semiannual Report 2016	31

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	80,837

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	65,427

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Purchased ($)	Total ($)
Equity risk	—	(399,144)	(399,144)
Foreign exchange risk	297,547	—	297,547
Total	297,547	(399,144)	(101,597)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(247,931)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2016:

Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	229,983	(241,975)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2016.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2016:

BNP Paribas ($)
Assets
Forward foreign currency exchange contracts	80,837
Total Assets	80,837
Liabilities
Forward foreign currency exchange contracts	65,427
Total Liabilities	65,427
Total Financial and Derivative Net Assets	15,410
Total collateral received (pledged)(a)	—
Net Amount(b)	15,410

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital

32	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management

Semiannual Report 2016	33

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

services fee rate for the six months ended August 31, 2016 was 0.70% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $9,510.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary

34	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,539,000 and $39,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2016, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $73,562 for Class A, $244 for Class B and $218 for Class C shares for the six months ended August 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual Through June 30, 2017
Class A	1.19%
Class B	1.94
Class C	1.94
Class I	0.80
Class K	1.10

Fee Rates Contractual Through June 30, 2017
Class R	1.44
Class R4	0.94
Class R5	0.85
Class W	1.19
Class Y	0.80
Class Z	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2016, the cost of investments for federal income tax purposes was approximately $720,132,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$108,133,000
Unrealized depreciation	(25,713,000)
Net unrealized appreciation	$82,420,000

The following capital loss carryforwards, determined as of February 29, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	24,125,864

Semiannual Report 2016	35

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $81,856,283 as arising on March 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $139,705,688 and $205,969,880, respectively, for the six months ended August 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended February 29, 2016, the Fund received $537,100 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 8. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2016.

Note 9. Significant Risks

Shareholder Concentration Risk

At August 31, 2016, affiliated shareholders of record owned 44.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks,

36	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2016 (Unaudited)

including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	37

COLUMBIA GLOBAL EQUITY VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

38	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	39

COLUMBIA GLOBAL EQUITY VALUE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

40	Semiannual Report 2016

COLUMBIA GLOBAL EQUITY VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	41

Columbia Global Equity Value Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR145_02_F01_(10/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 25, 2016